CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Release of ordinary shares placed in escrow in connection with acquisition of subsidiary, Shares	6,000,000	6,000,000
Issuance of contingent consideration, shares		18,000,000
Release of ordinary shares placed in escrow in connection with acquisition of subsidiary, Shares	6,000,000	6,000,000